Cover	Dec. 19, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 19, 2025
Entity File Number	814-01706
Entity Registrant Name	KKR FS Income Trust Select
Entity Central Index Key	0001975736
Entity Tax Identification Number	92-3617067
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3025 JFK Boulevard
Entity Address, Address Line Two	OFC 500
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	215
Local Phone Number	495-1150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	201 Rouse Boulevard
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19112